UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund:   BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term

Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.5%

Alabama — 1.2%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,655	$1,890,043

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	1,045	963,187

Arizona — 3.5%
Arizona IDA, Refunding RB, Series A(a):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	360	370,145
Basis Schools, Inc. Projects, 5.38%, 07/01/50	925	948,513
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	725	691,991
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 07/01/33	870	879,457
Legacy Traditional Schools Projects, 5.00%, 07/01/46(a)	1,255	1,265,768
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A(a):
5.00%, 07/01/35	125	127,951
5.00%, 07/01/46	135	136,025
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	375	380,179
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	842,261

		5,642,290

California — 10.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	385	391,453
Sutter Health, Series B, 6.00%, 08/15/20(b)	1,040	1,110,221
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	680	692,281
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	70	75,708

Security	Par (000)	Value

California (continued)
5.25%, 08/15/49	$175	$188,181
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(a)(c)	1,265	690,981
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	2,045	2,123,180
5.25%, 05/15/39	270	272,670
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	194,509
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/47	140	135,205
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	2,000	2,001,020
5.70%, 06/01/46	1,000	1,000,270
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	535	526,403
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 08/01/38(c)	3,725	1,811,579
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	1,085	1,093,691
6.50%, 04/01/33	915	921,862
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	390,766
Sub-Series I-1, 6.38%, 11/01/19(b)	400	414,376
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	2,150	2,150,000

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.13%, 06/01/46	$1,005	$1,005,000

		17,189,356

Colorado — 4.3%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	275	275,138
Colorado Health Facilities Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series A, 5.00%, 01/01/40	3,940	4,034,993
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,663,041
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	1,000	1,027,670

		7,000,842

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	515	517,282
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	860	937,047

		1,454,329

Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	790,860
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,313,942

		3,104,802

District of Columbia — 1.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(b)	260	305,952
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	750	794,520
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	172,977

Security	Par (000)	Value

District of Columbia (continued)
5.25%, 10/01/44	$1,000	$1,017,410

		2,290,859

Florida — 6.1%
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement:
Revenue Bond, Series A-1, 5.13%, 05/01/39	210	205,582
Series A-2, 4.60%, 05/01/31	515	507,481
Capital Trust Agency, Inc., RB, University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/58(a)	910	870,506
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/20(b)	1,950	2,055,729
Florida Development Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(d)	740	758,552
Lakewood Ranch Stewardship District, Special Assessment Bonds, Northeast Sector Project — Phase 1B(a):
4.75%, 05/01/29	270	271,833
5.30%, 05/01/39	310	312,412
5.45%, 05/01/48	550	554,246
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 05/01/21	100	100,512
4.25%, 05/01/26	100	99,994
5.13%, 05/01/46	400	398,512
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,080	1,231,168
Tolomato Community Development District, Refunding, Special Assessment Bonds(e):
Convertible CAB, Series A3, 6.61%, 05/01/40	225	221,773
Convertible CAB, Series A4, 6.61%, 05/01/40	120	98,234
Series 2015-2, 6.61%, 05/01/40	310	203,744
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(e)(g)	505	404,939
Series 1, 6.65%, 05/01/40(f)(g)	15	13,893

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series 3, 6.61%, 05/01/40(f)(g)	$340	$3
Series 3, 6.65%, 05/01/40(f)(g)	275	3
Trout Creek Community Development District, Special Assessment Bonds:
5.00%, 05/01/28	160	159,520
5.50%, 05/01/49	570	569,949
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	790	849,558

		9,888,143

Georgia — 0.2%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	240	272,306

Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	45	46,134

Idaho — 0.0%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A, 4.00%, 03/01/43	30	29,498

Illinois — 12.5%
Chicago Board of Education, GO, Series D:
Series H, 5.00%, 12/01/36	935	959,768
Project, Series C, 5.25%, 12/01/35	795	821,092
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/27	415	438,622
Series C, 5.00%, 12/01/34	940	971,781
Series F, 5.00%, 12/01/22	325	338,744
Chicago Board of Education, GO:
5.00%, 12/01/46	290	291,769
5.00%, 12/01/46	745	747,481
Refunding Series C, 5.00%, 12/01/25	350	369,849
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	595	664,288
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A:
5.75%, 01/01/21(b)	2,100	2,260,230
5.75%, 01/01/39	400	424,144

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$360	$378,374
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	364,851
Illinois Finance Authority, RB, Advocate Health Care Network, Series C(b):
5.38%, 04/01/19	870	874,950
5.38%, 04/01/19	975	980,704
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	550	565,197
Presence Health Network, Series C, 5.00%, 02/15/41	1,500	1,660,740
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	200	212,778
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	1,790	1,831,868
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	1,400	1,403,570
McCormik Place Expansion Project, Series B, 5.00%, 06/15/52	225	232,911
State of Illinois, GO:
5.00%, 05/01/27	500	526,300
5.00%, 01/01/28	1,005	1,070,727
5.00%, 03/01/37	755	764,407
Series A, 5.00%, 01/01/33	555	565,040
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	475	517,859

		20,238,044

Indiana — 6.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	365	416,290
7.00%, 01/01/44	885	1,014,095
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	1,025	1,043,091
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	135	141,481
6.75%, 01/15/43	200	209,234
6.88%, 01/15/52	560	586,987

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$1,285	$1,387,003
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	160	168,517
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	520	546,296
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	2,190	2,320,305
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	290	297,482
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	500	504,830
5.75%, 05/01/31	100	100,979
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	490,791
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	560	569,912

		9,797,293

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	825	877,619
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,005
Midwestern Disaster Area, 5.25%, 12/01/25	660	699,402
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	215	223,333

		1,805,359

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	460	487,255

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	$565	$545,942

		1,033,197

Louisiana — 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,135	1,208,037
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	350	361,340
5.25%, 05/15/31	300	315,030
5.25%, 05/15/32	380	404,301
5.25%, 05/15/33	415	438,755
5.25%, 05/15/35	945	1,003,212

		3,730,675

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	970	1,031,993

Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	970	1,021,623
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	663,931

		1,685,554

Massachusetts — 4.6%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	860	921,395
Boston Medical Center, Series D, 5.00%, 07/01/44	1,000	1,059,480
North Hill Communities Issue, Series A, 6.50%, 11/15/23(a)(b)	1,000	1,199,600
UMass Boston Student Housing Project, 5.00%, 10/01/48	945	991,475
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	542,285

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series A, AMT, 4.45%, 12/01/42	$645	$656,288
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	2,135	2,173,323

		7,543,846

Michigan — 2.3%
City of Detroit Michigan, GO:
5.00%, 04/01/34	140	147,346
5.00%, 04/01/35	140	146,805
5.00%, 04/01/36	95	99,180
5.00%, 04/01/37	155	161,110
5.00%, 04/01/38	70	72,599
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,970	2,122,478
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	410	437,105
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	500	542,685

		3,729,308

Minnesota — 2.3%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, Series A, 5.75%, 07/01/46	180	183,460
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/48	80	79,858
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,940	1,948,652
5.25%, 02/15/58	655	721,234
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, Hmong College Academy Project, Series A, 5.50%, 09/01/36	690	722,126

		3,655,330

Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	93,413

Security	Par (000)	Value

Missouri (continued)
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	$330	$333,564
4.75%, 11/15/47	365	369,716
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	115	122,030

		918,723

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	285	308,287

New Jersey — 9.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	475	505,410
5.25%, 11/01/44	1,160	1,232,430
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	505	506,808
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,520,558
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,380,440
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	785	856,435
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,535	2,735,265
Transportation Program, Series AA, 5.00%, 06/15/45	585	606,241
Transportation System, Series B, 5.25%, 06/15/36	845	880,769
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48(h)	745	757,792
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	730	804,234
5.00%, 06/01/46	1,700	1,757,494

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	$2,250	$2,240,550

		15,784,426

New York — 25.4%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31	2,830	3,026,374
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	900	920,673
5.00%, 06/01/42	1,505	1,437,094
5.00%, 06/01/45	555	526,196
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,000	1,009,700
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	730	702,778
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	910	880,270
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	4,030	4,360,258
5.75%, 02/15/47	2,480	2,663,619
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,248,289
5.25%, 11/15/39	400	443,424
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	6,674,671
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	420	436,099
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,355	2,438,438
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	160	170,850
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	395	417,744

Security	Par (000)	Value

New York (continued)
4 World Trade Center Project, 5.75%, 11/15/51	$2,220	$2,433,253
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,000	1,063,210
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	772,720
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(b)	7,450	7,485,685
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(a)	455	505,287
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	1,700	1,580,252

		41,196,884

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	480	485,237
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	260	290,685

		775,922

Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	2,295	2,144,700
5.88%, 06/01/47	1,100	1,021,559
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,650	2,768,402
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	315	316,358

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$1,220	$1,279,158

		7,530,177

Oklahoma — 3.2%
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.00%, 08/15/38	1,450	1,559,185
OU Medicine Project, Series B, 5.25%, 08/15/43	1,305	1,427,787
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,290	1,202,306
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	925	994,949

		5,184,227

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	625	288,550

Pennsylvania — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	470	496,606
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	300	318,027
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	465	501,019
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	744,977
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	1,190	1,192,285

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$520	$564,751

		3,817,665

Puerto Rico — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	820	829,159

Rhode Island — 2.6%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	645	650,837
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	420	434,461
Series B, 4.50%, 06/01/45	1,875	1,743,656
Series B, 5.00%, 06/01/50	1,360	1,363,563

		4,192,517

South Carolina — 3.0%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	1,110	1,210,211
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,840	1,972,903
Series E, 5.00%, 12/01/48	420	438,240
Series E, 5.50%, 12/01/53	750	799,890
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	430	459,683

		4,880,927

Tennessee — 0.7%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	490	516,597
5.63%, 01/01/46	570	595,776

		1,112,373

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 7.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	$730	$789,648
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	210	249,803
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	725,305
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	5,200	2,412,072
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(b):
6.00%, 08/15/20	105	111,677
6.00%, 08/15/20	1,285	1,366,713
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34(c)	3,000	1,540,530
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	430	438,450
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	135	140,856
5.75%, 08/15/45	275	287,301
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	1,945,056
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	1,025	1,083,128

Security	Par (000)	Value

Texas (continued)
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	$500	$530,010

		11,620,549

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	1,815	1,847,271

Virginia — 2.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	260	265,665
5.13%, 03/01/31	510	523,026
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,025	967,200
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	240	245,534
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 04/01/45	1,000	1,015,400
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	1,540	1,682,820

		4,699,645

Washington — 0.9%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	350	383,684
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,020	1,109,332

		1,493,016

Wisconsin — 1.8%
Public Finance Authority, RB, Series A:
Alabama Proton Therapy Center, 6.25%, 10/01/31(a)	290	304,132
Alabama Proton Therapy Center:
5.00%, 12/01/45	825	831,105
7.00%, 10/01/47(a)	290	303,946
5.15%, 12/01/50	555	560,683
Public Finance Authority, Refunding RB:
Celanese Project, Series D, 4.05%, 11/01/30(a)	200	199,620

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wingate University, Series A, 5.25%, 10/01/48	$695	$732,085

		2,931,571

Total Municipal Bonds — 131.5% (Cost — $205,123,187)		213,434,277

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 36.4%

California — 3.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 04/01/19(b)	1,090	1,097,551
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,700	2,973,820
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	495	555,419
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	554	563,785

		5,190,575

Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(j)	740	747,837

Georgia — 0.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,046,042

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	2,120	2,158,510

Illinois — 2.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,340	2,541,322

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	$1,498	$1,669,287

		4,210,609

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,815	1,816,083

Massachusetts — 4.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	7,586,048

New York — 2.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(h)	2,390	2,467,866
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	495	501,633
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,385,635

		4,355,134

North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,320,137
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,232	1,234,611

		2,554,748

Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,921,819

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,447	2,466,910

Texas — 9.5%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	11,000	11,936,072
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:(j)
5.00%, 08/15/19(b)	1,202	1,220,768

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/38	$920	$933,782
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,247,916

		15,338,538

Virginia — 3.5%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	2,224	2,637,601
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,057,239

		5,694,840

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	1,917,330

Wisconsin — 1.2%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(j)	1,989	2,000,642

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.4% (Cost — $57,356,559)		59,005,665

Total Long-Term Investments — 167.9% (Cost — $262,479,746)		272,439,942

Security	Shares	Value

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(k)(l)	$13,112	$13,115

Total Short-Term Securities — 0.0% (Cost — $13,115)		13,115

Total Investments — 167.9% (Cost — $262,492,861)		272,453,057

Other Assets Less Liabilities — 0.2%		309,684

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.5)%		(34,899,686)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.6)%		(75,593,059)

Net Assets Applicable to Common Shares — 100.0%		$162,269,996

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 01, 2026 to April 01, 2039 is $5,640,831.

(k)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA)

(l)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,374,394	(2,361,282)	13,112	$13,115	$7,566	$500	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HDA — Housing Development Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

SAN — State Aid Notes

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	21	03/20/19	$2,572	$(57,038)
Long U.S. Treasury Bond	60	03/20/19	8,801	(442,897)
5-Year U.S. Treasury Note	13	03/29/19	1,493	(25,782)

				$(525,717)

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$272,439,942		$—	$272,439,942
Short-Term Securities	13,115	—		—	13,115

	$13,115	$272,439,942	$		$272,453,057

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(525,717)	$—		$—	$(525,717)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(34,714,307)	$—	$(34,714,307)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(110,714,307)	$—	$(110,714,307)

During the period ended January 31, 2019, there were no transfers between levels.

12

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2019